Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 14, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basis Of Presentation And Significant Accounting Policies [Line Items]
Brand marketing fund fees collected		$ 6,158,000	$ 5,411,000	$ 16,511,000	$ 14,594,000	$ 19,065,000	$ 17,157,000	$ 15,182,000
Federal deposit insurance corporation limit						250,000
Capitalized Indirect Costs						3,000,000	2,700,000	1,800,000
Liability for returns points, customer loyalty program						13,300,000	12,100,000
Liability for returns points, customer loyalty program, current						5,330,000	4,717,000
Income tax rate	38.10%					41.80%	15.50%	3.80%
Previously unrecorded uncertain tax positions						0	0	0
Federal And State Jurisdiction [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Income tax rate						40.00%
TEXAS
Basis Of Presentation And Significant Accounting Policies [Line Items]
Income tax rate						0.70%
Maximum [Member] | Foreign Tax Authority [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of revenue required to be withheld by franchisees						30.00%
Franchised [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Brand marketing fund fees collected						18,100,000	16,300,000	14,400,000
Previously Managed Hotels [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Brand marketing fund fees collected						$ 1,000,000	$ 900,000	$ 800,000
Blackstone Real Estate Partners V LP [Member] | HoldcoI [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of ownership by parent						79.50%
Blackstone Real Estate Partners V LP [Member] | HoldcoII [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of ownership by parent						79.50%
Blackstone Real Estate Partners V LP [Member] | Holdco III [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of ownership by parent						99.40%
Blackstone Real Estate Partners IV LP [Member] | HoldcoI [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of ownership by parent						19.90%
Blackstone Real Estate Partners IV LP [Member] | HoldcoII [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of ownership by parent						19.90%